Pay vs Performance Disclosure - USD ($)		12 Months Ended			36 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between Compensation Actually Paid (CAP) and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

			Average		Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (Loss) (in thousands)(7)	Revenue (in thousands)(8)
2022	$12,140,330	$3,311,432	$3,911,773	$(175,590)	$108	$111	$(707,421)	$363,329
2021	$9,522,738	$(2,152,804)	$3,314,256	$(1,211,638)	$197	$125	$(454,025)	$351,406
2020	$5,144,220	$22,726,743	$2,706,102	$8,015,000	$324	$126	$(186,566)	$271,030

(1)	The dollar amounts reported are the amounts in the “Total” column of the Summary Compensation Table in each applicable year for Dr. Kakkis, who served as our Chief Executive Officer during 2020, 2021 and 2022.
(2)	The dollar amounts reported represent the amount of CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the CAP:

Compensation Actually Paid to PEO	2022	2021	2020
Summary Compensation Table Total	$12,140,330	$9,522,738	$5,144,220
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(10,773,976)	(8,246,092)	(3,709,589)
Plus, year end fair value of outstanding and unvested equity awards granted during the year	(6,264,762)	4,152,033	10,163,438
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(2,934,552)	(5,753,632)	9,346,926
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	(1,385,132)	(1,827,851)	1,781,748
Less, prior year-end fair value of any equity awards that failed to meet vesting conditions in the year	—	—	—
Compensation Actually Paid to Dr. Kakkis	$3,311,432	$(2,152,804)	$22,726,743

(3)	The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2021, Dr. Bedrosian, Mr. Harris, Mr. Pinion and Ms. Dier; and (ii) for 2020, Dr. Bedrosian, Ms. Dier, Mr. Harris, Mr. Pinion, and Shalini Sharp.
(4)	The dollar amounts reported represent the average amount of CAP to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Compensation Actually Paid to Non-PEO NEOs	2022	2021	2020
Summary Compensation Table Total	$3,911,773	$3,314,256	$2,706,102
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(3,130,468)	(2,519,639)	(2,027,088)
Plus, year end fair value of outstanding and unvested equity awards granted during the year(a)	1,264,910	1,268,695	4,150,071
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years(b)	(784,234)	(2,359,539)	2,748,610
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year(c)	(573,020)	(915,411)	437,305
Less, prior year-end fair value of any equity awards that failed to meet vesting conditions in the year(d)	(864,551)	—	—
Compensation Actually Paid to Non-PEO NEOs	$(175,590)	$(1,211,638)	$8,015,000

(5)	Cumulative TSR is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.
(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Biotechnology Index.
(7)	The dollar amounts reported represent the amount of net income calculated in accordance with GAAP reflected in the Company’s audited financial statements for the applicable year.
(8)	The dollar amounts reported represent the amount of revenue calculated in accordance with GAAP reflected in the Company’s audited financial statements for the applicable year.

Company Selected Measure Name	[1]				Revenue
Named Executive Officers, Footnote [Text Block]					(3)The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2021, Dr. Bedrosian, Mr. Harris, Mr. Pinion and Ms. Dier; and (ii) for 2020, Dr. Bedrosian, Ms. Dier, Mr. Harris, Mr. Pinion, and Shalini Sharp.
Peer Group Issuers, Footnote [Text Block]					(6)Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Biotechnology Index.
PEO Total Compensation Amount	[2]	$ 12,140,330	$ 9,522,738	$ 5,144,220
PEO Actually Paid Compensation Amount	[3]	3,311,432	(2,152,804)	22,726,743
Adjustment To PEO Compensation, Footnote [Text Block]	(2)The dollar amounts reported represent the amount of CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the CAP:
Compensation Actually Paid to PEO	2022	2021	2020
Summary Compensation Table Total	$12,140,330	$9,522,738	$5,144,220
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(10,773,976)	(8,246,092)	(3,709,589)
Plus, year end fair value of outstanding and unvested equity awards granted during the year	(6,264,762)	4,152,033	10,163,438
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(2,934,552)	(5,753,632)	9,346,926
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	(1,385,132)	(1,827,851)	1,781,748
Less, prior year-end fair value of any equity awards that failed to meet vesting conditions in the year	—	—	—
Compensation Actually Paid to Dr. Kakkis	$3,311,432	$(2,152,804)	$22,726,743

Non-PEO NEO Average Total Compensation Amount	[4]	3,911,773	3,314,256	2,706,102
Non-PEO NEO Average Compensation Actually Paid Amount	[5]	$ (175,590)	(1,211,638)	8,015,000
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(4)The dollar amounts reported represent the average amount of CAP to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:
Compensation Actually Paid to Non-PEO NEOs	2022	2021	2020
Summary Compensation Table Total	$3,911,773	$3,314,256	$2,706,102
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(3,130,468)	(2,519,639)	(2,027,088)
Plus, year end fair value of outstanding and unvested equity awards granted during the year(a)	1,264,910	1,268,695	4,150,071
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years(b)	(784,234)	(2,359,539)	2,748,610
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year(c)	(573,020)	(915,411)	437,305
Less, prior year-end fair value of any equity awards that failed to meet vesting conditions in the year(d)	(864,551)	—	—
Compensation Actually Paid to Non-PEO NEOs	$(175,590)	$(1,211,638)	$8,015,000

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Performance Measures

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Total Revenue
•	Relative Total Stockholder Return
•	Net Cash Used in Operations
•	Clinical Development of Product Candidates

Total Shareholder Return Amount	[6]	$ 108	197	324
Peer Group Total Shareholder Return Amount	[7]	111	125	126
Net Income (Loss)	[8]	$ (707,421,000)	$ (454,025,000)	$ (186,566,000)
Company Selected Measure Amount	[1]	363,329,000	351,406,000	271,030,000
PEO Name					Dr. Kakkis
Additional 402(v) Disclosure [Text Block]
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Total Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Stockholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Net Cash Used in Operations
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Clinical Development of Product Candidates
PEO [Member] | Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (10,773,976)	$ (8,246,092)	$ (3,709,589)
PEO [Member] | Plus, year end fair value of outstanding and unvested equity awards granted during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,264,762)	4,152,033	10,163,438
PEO [Member] | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,934,552)	(5,753,632)	9,346,926
PEO [Member] | Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,385,132)	(1,827,851)	1,781,748
Non-PEO NEO [Member] | Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,130,468)	(2,519,639)	(2,027,088)
Non-PEO NEO [Member] | Plus, year end fair value of outstanding and unvested equity awards granted during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,264,910	1,268,695	4,150,071
Non-PEO NEO [Member] | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(784,234)	(2,359,539)	2,748,610
Non-PEO NEO [Member] | Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(573,020)	$ (915,411)	$ 437,305
Non-PEO NEO [Member] | Less, prior year-end fair value of any equity awards that failed to meet vesting conditions in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (864,551)

[1]	(8)The dollar amounts reported represent the amount of revenue calculated in accordance with GAAP reflected in the Company’s audited financial statements for the applicable year.
[2]	(1)The dollar amounts reported are the amounts in the “Total” column of the Summary Compensation Table in each applicable year for Dr. Kakkis, who served as our Chief Executive Officer during 2020, 2021 and 2022.
[3]	(2)The dollar amounts reported represent the amount of CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the CAP:
Compensation Actually Paid to PEO	2022	2021	2020
Summary Compensation Table Total	$12,140,330	$9,522,738	$5,144,220
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(10,773,976)	(8,246,092)	(3,709,589)
Plus, year end fair value of outstanding and unvested equity awards granted during the year	(6,264,762)	4,152,033	10,163,438
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(2,934,552)	(5,753,632)	9,346,926
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	(1,385,132)	(1,827,851)	1,781,748
Less, prior year-end fair value of any equity awards that failed to meet vesting conditions in the year	—	—	—
Compensation Actually Paid to Dr. Kakkis	$3,311,432	$(2,152,804)	$22,726,743

[4]	(3)The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2021, Dr. Bedrosian, Mr. Harris, Mr. Pinion and Ms. Dier; and (ii) for 2020, Dr. Bedrosian, Ms. Dier, Mr. Harris, Mr. Pinion, and Shalini Sharp.
[5]	(4)The dollar amounts reported represent the average amount of CAP to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:
Compensation Actually Paid to Non-PEO NEOs	2022	2021	2020
Summary Compensation Table Total	$3,911,773	$3,314,256	$2,706,102
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(3,130,468)	(2,519,639)	(2,027,088)
Plus, year end fair value of outstanding and unvested equity awards granted during the year(a)	1,264,910	1,268,695	4,150,071
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years(b)	(784,234)	(2,359,539)	2,748,610
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year(c)	(573,020)	(915,411)	437,305
Less, prior year-end fair value of any equity awards that failed to meet vesting conditions in the year(d)	(864,551)	—	—
Compensation Actually Paid to Non-PEO NEOs	$(175,590)	$(1,211,638)	$8,015,000

[6]	(5)Cumulative TSR is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.
[7]	(6)Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Biotechnology Index.
[8]	(7)The dollar amounts reported represent the amount of net income calculated in accordance with GAAP reflected in the Company’s audited financial statements for the applicable year.